PaineWebber
Enhanced S&P 500 Fund

PaineWebber
Enhanced Nasdaq-100 Fund


                          ---------------------------

                                   PROSPECTUS
                                FEBRUARY 1, 2001

                          ---------------------------

This prospectus offers Class A, Class B, Class C and Class Y shares in two of PaineWebber's stock funds. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved either fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


                                   CONTENTS

                                   THE FUNDS

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                              PaineWebber Enhanced S&P 500 Fund

What every investor should know about the funds

                 3   Investment Objective, Strategies and Risks
                 5   Expenses and Fee Tables

                              PaineWebber Enhanced Nasdaq-100 Fund

                 6   Investment Objective, Strategies and Risks
                 8   Expenses and Fee Tables
                 9   More About Risks and Investment Strategies

                                YOUR INVESTMENT

     ----------------------------------------------------------------

Information for managing your fund account

                 11   Managing Your Fund Account
                      --Flexible Pricing
                      --Buying Shares
                      --Selling Shares
                      --Exchanging Shares
                      --Pricing and Valuation

                            ADDITIONAL INFORMATION

     ----------------------------------------------------------------

Additional important information about the funds

                17    Management
                19    Dividends and Taxes
                20    Financial Highlights
                22    Appendix

     ----------------------------------------------------------------

Where to learn more about PaineWebber mutual funds

                Back
                Cover

                         The funds are not complete or
                         balanced investment programs.


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                               Prospectus Page 2
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                              -------------------
                       PaineWebber Enhanced S&P 500 Fund


                       PAINEWEBBER ENHANCED S&P 500 FUND

                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

FUND OBJECTIVE

To seek higher total return over the long term than the S&P 500 Index.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its investment objective by using its sub-adviser's proprietary enhanced S&P 500 strategy to invest in a selection of common stocks that are included in the Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index"). The fund normally invests in approximately 250 to 500 stocks and weights its holdings of individual stocks based on its sub-adviser's proprietary enhanced S&P 500 strategy. Compared to the stock weightings in the S&P 500 Index, the fund overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the S&P 500 Index.

The fund seeks to control the risk of its portfolio by maintaining an overall close correlation between its performance and the performance of the S&P 500 Index over time, with a relatively low tracking error. To maintain this correlation, the fund gives each stock in its portfolio a weighting that is close to the S&P 500 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry and sector weightings and market capitalization. The fund generally expects to rebalance its portfolio monthly but may do so more often if its sub-adviser considers it appropriate to do so.

The fund may invest in U.S. dollar denominated foreign securities that are included in S&P 500 Index. The fund may (but is not required to) use options, futures contracts and other derivatives. The fund may use these instruments in strategies intended to simulate investment in the S&P 500 Index stocks while retaining a cash balance for fund management purposes. The fund also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, has selected DSI International Management, Inc. ("DSI") to serve as the fund's sub-adviser. In selecting securities for the fund, DSI seeks to add value to the fund's portfolio through stock selection while managing the fund's risk profile. DSI believes that

 . undervalued securities with improving fundamentals should outperform a given benchmark;

 . during different market environments different factors can become more or less significant; and

 . unintended deviations from the benchmark should be minimized.

In deciding which stocks to buy and sell for the fund, DSI uses its proprietary enhanced S&P 500 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the S&P 500 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, yield, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the S&P 500 Index, so that the relative rankings of these stocks may change from month to month.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

 . Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 . DSI Proprietary Strategy Risk -- DSI's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

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                               Prospectus Page 3
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                              -------------------
                       PaineWebber Enhanced S&P 500 Fund


 . Derivatives Risk -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

 . Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

PERFORMANCE INFORMATION

The fund commenced operations on April 26, 2000. As a result, it does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.

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                               Prospectus Page 4
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                              -------------------
                       PaineWebber Enhanced S&P 500 Fund



                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................      3%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       3%   0.65%   None
Exchange Fee...................................   None    None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                CLASS A CLASS B CLASS C CLASS Y
                                                ------- ------- ------- -------
Management Fees................................  0.40%   0.40%   0.40%   0.40%
Distribution and/or Service (12b-1) Fees.......  0.25    0.65    0.65    None
Other Expenses*................................  3.64    3.83    3.83    3.83
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........  4.29%   4.88%   4.88%   4.23%
                                                 ====    ====    ====    ====
Expense Reimbursements**.......................  3.31    3.50    3.50    3.50
                                                 ----    ----    ----    ----
Net Expenses**.................................  0.98%   1.38%   1.38%   0.73%
                                                 ====    ====    ====    ====

-------
* "Other Expenses" are based on estimated amounts for the current fiscal year. ** The fund and Mitchell Hutchins have entered into a written expense reimbursement agreement. Mitchell Hutchins is contractually obligated to reimburse the fund to the extent that the fund's expenses through January 31, 2002 otherwise would exceed the "Net Expenses" rate for each class shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed those "Net Expenses" rates.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one-year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Class A..........................................................  $397  $1,269
Class B (assuming sale of all shares at end of period)...........   441   1,353
Class B (assuming no sale of shares).............................   141   1,153
Class C (assuming sale of all shares at end of period)...........   206   1,153
Class C (assuming no sale of shares).............................   141   1,153
Class Y..........................................................    75     963

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                               Prospectus Page 5

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                              -------------------
                      PaineWebber Enhanced Nasdaq-100 Fund


                      PAINEWEBBER ENHANCED NASDAQ-100 FUND

                   Investment Objective, Strategies and Risks

--------------------------------------------------------------------------------

FUND OBJECTIVE

To seek higher total return over the long term than the Nasdaq-100 Index.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its investment objective by following its sub-adviser's proprietary enhanced Nasdaq-100 strategy to invest primarily in a selection of common stocks that are included in the Nasdaq-100 Index(R) ("Nasdaq-100 Index"). The fund normally invests in a majority of the stocks in the Nasdaq-100 Index and weights its holdings of individual stocks based on its sub-adviser's proprietary enhanced Nasdaq-100 strategy. Compared to the stock weightings in the Nasdaq-100 Index, the fund overweights stocks that its strategy ranks positively and underweights stocks that its strategy ranks negatively. Generally, the fund gives stocks with a neutral ranking the same weight as in the Nasdaq-100 Index.

The fund seeks to control the risk of its portfolio by maintaining a general correlation between its performance and the performance of the Nasdaq-100 Index over time, but does not expect to maintain as close a correlation as Enhanced S&P 500 Fund does to its benchmark index. To maintain this general correlation, the fund gives each stock in its portfolio a weighting that is close to the Nasdaq-100 Index weighting and, if necessary, readjusts the weighting when it rebalances the portfolio. The fund also considers relative industry and sector weightings and market capitalization. The fund generally expects to rebalance its portfolio monthly but may do so more often if its sub-adviser considers it appropriate to do so. As of December 31, 2000, approximately 73% of the value of the stocks currently in the Nasdaq-100 Index were in the technology sector, and the fund expects that its investments will reflect a similar concentration in the technology sector.

The fund may invest in U.S. dollar denominated foreign securities that are included in the Nasdaq-100 Index. The fund may (but is not required to) use options, futures contracts and other derivatives. The fund may use these instruments in strategies intended to simulate investment in the Nasdaq-100 Index stocks while retaining a cash balance for fund management purposes. The fund also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy shares, to facilitate trading and to reduce transaction costs.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, has selected DSI International Management, Inc. ("DSI") to serve as the fund's sub-adviser. In selecting securities for the fund, DSI seeks to add value to the fund's portfolio through stock selection while managing the fund's risk profile. DSI believes that

 . undervalued securities with improving fundamentals should outperform a given benchmark;

 . during different market environments different factors can become more or less significant; and

 . unintended deviations from the benchmark should be minimized.

In deciding which stocks to buy and sell for the fund, DSI uses its proprietary enhanced Nasdaq-100 strategy, which consists of an adaptive stock ranking model and a portfolio construction model. DSI has developed a quantitative, dynamic, bottom up, multi-factor model to rank the stocks in the Nasdaq-100 Index, using relatively independent factors (such as earnings expectations, earnings growth, valuation, return on equity and margins). DSI believes that these factors have varying influences during different phases of the stock market cycle and reevaluates the relative importance and weighting of each factor monthly. DSI applies this adaptive stock ranking model to the stocks in the Nasdaq-100 Index, so that the relative rankings of these stocks may change from month to month.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

                                  -----------
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                               Prospectus Page 6

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                              -------------------
                      PaineWebber Enhanced Nasdaq-100 Fund


 . Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

 . DSI Proprietary Strategy Risk -- DSI's proprietary strategy may not result in outperformance of the designated index and may even result in underperformance.

 . Technology Sector Risk -- The price performance of the Nasdaq-100 Index and the price of the fund's shares may be more volatile when compared to other broad-based stock indices because of their concentration in the technology sector. In addition, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments, and the fund's performance will be adversely affected by unfavorable developments in the technology sector.

 . Single Issuer Concentration Risk -- Because the fund is non-diversified, it can invest more of its assets in a single isssuer than a diversified fund can and expects to do so as needed generally to follow the Nasdaq-100 Index. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than it would for a more diversified fund.

 . Derivatives Risk -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

 . Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

PERFORMANCE INFORMATION

The fund commenced operations on April 26, 2000. As a result, it does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.

                                  -----------
--------------------------------------------------------------------------------

                               Prospectus Page 7

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                              -------------------
                      PaineWebber Enhanced Nasdaq-100 Fund



                            Expenses And Fee Tables

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                 CLASS A CLASS B CLASS C CLASS Y
                                                 ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on
 Purchases
 (as a % of offering price)....................    4.5%   None    None    None
Maximum Contingent Deferred Sales Charge (Load)
 (CDSC)
 (as a % of offering price)....................   None       5%      1%   None
Exchange Fee...................................   None    None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                CLASS A CLASS B CLASS C CLASS Y
                                                ------- ------- ------- -------
Management Fees................................  0.75%   0.75%   0.75%   0.75%
Distribution and/or Service (12b-1) Fees.......  0.25    1.00    1.00    None
Other Expenses*................................  1.07    1.07    1.07    1.27
                                                 ----    ----    ----    ----
Total Annual Fund Operating Expenses...........  2.07%   2.82%   2.82%   2.02%
                                                 ====    ====    ====    ====
Expense Reimbursements**.......................  0.79    0.79    0.79    0.99
                                                 ----    ----    ----    ----
Net Expenses**.................................  1.28%   2.03%   2.03%   1.03%
                                                 ====    ====    ====    ====

-------
 * "Other Expenses" are based on estimated amounts for the current fiscal year.
** The fund and Mitchell Hutchins have entered into a written expense reimbursement agreement. Mitchell Hutchins is contractually obligated to reimburse the fund to the extent that the fund's expenses through January 31, 2002 otherwise would exceed the "Net Expenses" rate for each class shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those three years to exceed those "Net Expenses" rates.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one-year period when the fund's expenses are lower due to its agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Class A..........................................................  $575  $  997
Class B (assuming sale of all shares at end of period)...........   706   1,099
Class B (assuming no sale of shares).............................   206     799
Class C (assuming sale of all shares at end of period)...........   306     799
Class C (assuming no sale of shares).............................   206     799
Class Y..........................................................   105     538

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                               Prospectus Page 8
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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund



                  More About Risks And Investment Strategies

-------------------------------------------------------------------------------


PRINCIPAL RISKS

The main risks of investing in one or both of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A fund may lose a substantial part, or even all, of its investment in a company's stock.

DSI Proprietary Strategy Risk. By using DSI's proprietary strategies, each fund seeks to outperform the total return of its benchmark index and to maintain a correlation between the fund's performance and that of the benchmark index in both rising and falling markets. The DSI proprietary strategies, however, may not be successful in selecting a portfolio for a fund that outperforms the total return of its benchmark index. As a result, a fund may not achieve its investment objective and may even underperform relative to its benchmark index. A fund's performance also may deviate from that of its benchmark index due to the daily cash flows to which each fund is subject and which will result in the ongoing purchases and sales of stocks and transactional expenses, including brokerage fees. In addition, each fund must pay fees and expenses that are not borne by an index.

Technology Sector Risk. Enhanced Nasdaq-100 Fund expects to invest in the stocks of companies in the technology sector as necessary generally to reflect the Nasdaq-100 Index's concentration in this sector. As a result, the fund is more susceptible to the risks that are associated with that sector than a fund with a broader range of investments. As of December 31, 2000, approximately 73% of the value of the stocks underlying the Nasdaq-100 Index was represented by companies in the technology sector, which has shown relatively high volatility in price performance. As a result, both the price performance of the Nasdaq-100 Index and the price of the fund's shares may be more volatile when compared to other broad-based stock indices. In addition, the fund's performance will be more adversely affected by unfavorable developments in the technology industry than if it had a broader range of investments. Individual issuers within the technology sector, as well as the technology sector as a whole, can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

Single Issuer Concentration Risk. Enhanced Nasdaq-100 Fund is non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. The fund expects to invest more than 5% of its total assets in the securities of specific companies as needed generally to follow the Nasdaq-100 Index. The identity and capitalization weightings of the companies which represented 5% or more of the Nasdaq-100 Index as of January 31, 2001 were as follows: Cisco Systems, Inc. (5.6%), Intel Corporation (5.08%) and Microsoft Corporation (6.53%). When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than it would for a more diversified fund.

Derivatives Risk. The value of "derivatives"--so called because their value "derives" from the value of an underlying asset, reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. A fund's

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                               Prospectus Page 9
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                              -------------------

PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund

use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also if a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the value of the derivatives are not matched by opposite changes in the value of the assets being hedged.

Foreign Investing Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL INVESTMENT STRATEGIES

Portfolio Turnover. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term gains than they would pay on distributions that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's distributions may have on shareholders.

MORE INFORMATION ABOUT THE BENCHMARK INDICES

The S&P 500 Index is composed of 500 common stocks that are selected by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). Most of these 500 stocks trade on the New York Stock Exchange. These stocks represent approximately 75% of the market value of all U.S. common stocks but do not necessarily represent the largest companies. S&P selects the component stocks included in the S&P 500 Index with the aim of achieving a distribution that is representative of the various industry components of the U.S. market for common stocks. S&P also considers aggregate market value and trading activity in the selection process. Enhanced S&P 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the fund. S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Mitchell Hutchins.

The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial domestic or international companies listed on the National Market tier of The Nasdaq Stock Market, Inc. ("Nasdaq"). Listing criteria for companies listed on the Nasdaq-100 Index include an average daily trading volume of at least 100,000 shares and a "seasoning" requirement (generally, having been listed on a market for at least two years). The Nasdaq-100 Index was created in 1985. Enhanced Nasdaq-100 Fund is not sponsored, endorsed, sold or promoted by Nasdaq, and Nasdaq makes no representation regarding the advisability of investing in the fund. Nasdaq-100(R) and Nasdaq-100 Index(R) and Nasdaq(R) are trade or service marks of Nasdaq and have been licensed for use by Mitchell Hutchins.

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                              Prospectus Page 10

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                              -------------------

PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund



                          MANAGING YOUR FUND ACCOUNT

-------------------------------------------------------------------------------


FLEXIBLE PRICING

The funds offer four classes of shares--Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service fees for providing services to shareholders and (for Class B and Class C shares) distribution fees for the sale of its shares. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following tables. ENHANCED S&P 500 FUND--CLASS A SALES CHARGES

                          SALES CHARGE AS A PERCENTAGE OF:  REALLOWANCE TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT     OFFERING PRICE NET AMOUNT INVESTED    PERCENTAGE OF OFFERING PRICE
--------------------     -------------- ------------------- ----------------------------------
Less than $50,000.......      3.00%            3.09%                       2.75%
$50,000 to $99,999......      2.50             2.56                        2.25
$100,000 to $249,999....      2.00             2.04                        1.75
$250,000 to $499,999....      1.50             1.52                        1.25
$500,000 to $999,999....      1.25             1.27                        1.00
$1,000,000 and over
 (1)....................      None             None                        0.50(2)

ENHANCED NASDAQ-100 FUND--CLASS A SALES CHARGES

                          SALES CHARGE AS A PERCENTAGE OF:  REALLOWANCE TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT     OFFERING PRICE NET AMOUNT INVESTED    PERCENTAGE OF OFFERING PRICE
--------------------     -------------- ------------------- ----------------------------------
Less than $50,000.......      4.50%            4.71%                       4.25%
$50,000 to $99,999......      4.00             4.17                        3.75
$100,000 to $249,999....      3.50             3.63                        3.25
$250,000 to $499,999....      2.50             2.56                        2.25
$500,000 to $999,999....      1.75             1.78                        1.50
$1,000,000 and over
 (1)....................      None             None                        1.00(2)

-------
(1) A contingent deferred sales charge of 1% (0.50% for Enhanced S&P 500 Fund) of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under a fund's Systematic Withdrawal Plan are not subject to this charge.

(2) Mitchell Hutchins pays 1% (0.50% for Enhanced S&P 500 Fund) to the dealer.

                                  -----------
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                              Prospectus Page 11

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


Sales Charge Reductions and Waivers. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

 . your spouse, parents or children under age 21;

 . your Individual Retirement Accounts (IRAs);

 . certain employee benefit plans, including 401(k) plans;

 . a company that you control;

 . a trust that you created;

 . Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

 . accounts with the same adviser.

You may qualify for a complete waiver of the sales charge for Class A shares if you:

 . Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

 . Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

 --you were the Financial Advisor's client at the competing brokerage firm;

 --within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

 --you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

 . Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

 . Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

 . Are a participant in the PaineWebber Members OnlySM Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

 . Acquire these shares through a PaineWebber InsightOneSM Program brokerage account.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee (0.40% of average net assets for Enhanced S&P 500 Fund and 0.75% of average net assets for Enhanced Nasdaq-100 Fund), as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

ENHANCED S&P 500 FUND

                                                         PERCENTAGE BY WHICH THE
IF YOU SELL                                                 SHARES' NET ASSET
SHARES WITHIN:                                            VALUE IS MULTIPLIED:
--------------                                           -----------------------
1st year since purchase.................................             3%
2nd year since purchase.................................             3
3rd year since purchase.................................             2
4th year since purchase.................................             2
5th year since purchase.................................             1
6th year since purchase.................................             1
7th year since purchase.................................          None

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                              Prospectus Page 12

-------------------------------------------------------------------------------
                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund

ENHANCED NASDAQ-100 FUND

                                                         PERCENTAGE BY WHICH THE
IF YOU SELL                                                 SHARES' NET ASSET
SHARES WITHIN:                                            VALUE IS MULTIPLIED:
--------------                                           -----------------------
1st year since purchase.................................             5%
2nd year since purchase.................................             4
3rd year since purchase.................................             3
4th year since purchase.................................             2
5th year since purchase.................................             2
6th year since purchase.................................             1
7th year since purchase.................................          None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

 . First, Class B shares representing reinvested dividends, and

 . Second, Class B shares that you have owned the longest.

Class B Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

 . You participate in the Systematic Withdrawal Plan;

 . You are older than 59-1/2 and are selling shares to take a distribution from certain types of retirement plans;

 . You receive a tax-free return of an excess IRA contribution;

 . You receive a tax-qualified retirement plan distribution following retirement;

 . The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship;

 . The shares are held in trust and the death of the trustee requires liquidation of the trust; or

 . The shares are sold in connection with a transfer from an existing
  PaineWebber mutual fund SIMPLE IRA to another fund group's SIMPLE IRA.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee (0.40% of average net assets for Enhanced S&P 500 Fund and 0.75% of average net assets for Enhanced Nasdaq-100 Fund), as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 0.65% for Enhanced S&P 500 Fund and 1% for Enhanced Nasdaq-100 Fund. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying the applicable percentage by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

Class C Sales Charge Waivers. You may be eligible to sell your shares without paying a deferred sales charge if:

 . You are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 eligible employees or less than $1 million in assets; or

 . The shares are sold in connection with a transfer from an existing
  PaineWebber mutual fund SIMPLE IRA to another fund group's SIMPLE IRA.

NOTE ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

                                  -----------
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                              Prospectus Page 13

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                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

 . Buy shares through PaineWebber's PACESM Multi Advisor Program;

 . Buy $10 million or more of PaineWebber fund shares at any one time;

 . Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

 . Are a corporation, bank, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational, religious or charitable organization with 5,000 or more employees or with over $50 million in investable assets.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

If you wish to invest in other PaineWebber funds, you can do so by:

 . Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

 . Mailing an application with a check; or

 . Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:
--------------------
 To open an account...................................................... $1,000
 To add to an account.................................................... $  100

Each fund may waive or reduce these amounts for:

 . Employees of PaineWebber or its affiliates; or

 . Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

Frequent Trading. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations-- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

                                  -----------
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                              Prospectus Page 14

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                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

 . Your name and address;

 . The fund's name;

 . The fund account number;

 . The dollar amount or number of shares you want to sell; and

 . A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund will not accept signature guarantees that are not a part of these programs.

Mail the letter to:

 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PaineWebber and Correspondent Firm Clients. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your Financial Advisor.

Other Investors. If you are not a PaineWebber or correspondent firm client, you may exchange your shares by writing to the fund's transfer agent. You must include:

 . Your name and address;

 . The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

 . Your account number;

 . How much you are exchanging (by dollar amount or by number of shares to be sold); and

 . A guarantee of your signature. (See "Selling Shares" for information on obtaining a signature guarantee.)

Mail the letter to:

 PFPC Inc.
 Attn.: PaineWebber Mutual Funds
 P.O. Box 8950
 Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time, subject to any required notice.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund

                                  -----------
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                              Prospectus Page 15

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                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund

calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, each fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A or Class C shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value debt securities that will mature in 60 days or less.

                                  -----------
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                              Prospectus Page 16

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                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund



                                  Management

-------------------------------------------------------------------------------

INVESTMENT ADVISER

Mitchell Hutchins is the investment adviser and administrator for each fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is a wholly owned indirect subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On December 31, 2000, Mitchell Hutchins was manager, adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $60.1 billion.

DSI International Management, Inc., also a wholly owned asset management subsidiary of PaineWebber Incorporated, is the sub-adviser for each fund. DSI is located at 301 Merritt 7, Norwalk, Connecticut 06851. As of December 31, 2000, DSI had over $5.4 billion in assets under management. Although DSI has been in the investment advisory business since 1988, it has not previously advised mutual funds.

PORTFOLIO MANAGER

DSI uses a team approach in its quantitative management of each fund's portfolio.

ADVISORY FEES

The funds pay fees to Mitchell Hutchins for its advisory and administration services at the following annual contract rates, expressed as a percentage of a fund's average daily net assets.

Enhanced S&P 500 Fund..................................................... 0.40%
Enhanced Nasdaq-100 Fund.................................................. 0.75%

OTHER INFORMATION

The funds have received an exemptive order from the SEC that permits the board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval.

                                  -----------
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                              Prospectus Page 17

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                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


ENHANCED S&P 500 FUND--ADDITIONAL INFORMATION ABOUT DSI

Performance information relating to DSI's proprietary enhanced S&P 500 strategy and the S&P 500 Index is set forth below. There is no comparable prior account performance for Enhanced Nasdaq-100 Fund.

Although Enhanced S&P 500 Fund is new and has no performance information to include in this prospectus, DSI will adhere to its proprietary enhanced S&P 500 strategy in selecting the fund's investments. The composite performance results for all private accounts with discretionary authority managed by DSI using this strategy since October 1, 1996 are provided in the bar chart and table below. These returns assume that all dividends have been reinvested. Because the private accounts and Enhanced S&P 500 Fund invest primarily in stocks included in the S&P 500 Index, returns for the S&P 500 Index also are shown. The S&P 500 Index is an unmanaged index of equity securities that is a measure of the U.S. stock market performance. While the total returns for the S&P 500 Index reflect the reinvestment of dividends, they do not reflect any sales charges or expenses, nor do they reflect transaction costs.

This performance information does not represent historical performance of Enhanced S&P 500 Fund, should not be considered a substitute for the fund's performance and should not be interpreted as predicting the fund's future performance. The private accounts have investment objectives, policies and investment strategies that are substantially similar to those of the fund. However, private accounts are not subject to certain investment and tax law limitations that are imposed on registered investment companies. These limitations are applicable to the fund and could cause its performance to be lower than that of similarly managed private accounts.

The performance information used in the following tables was obtained from the records maintained by DSI and adjusted by Mitchell Hutchins to reflect the estimated fees and expenses of Enhanced S&P 500 Fund.

BAR CHART: Composite Annual Total Returns of Private Accounts Managed with DSI Enhanced S&P 500 Strategy and Annual Total Returns of S&P 500 Index


                                    [GRAPH]

Calendar        DSI Composite Annual Total          Annual Total Returns
  Year         Returns of Similar Accounts*          of S&P 500 Index
--------       ---------------------------          --------------------

  1997                  34.46                              33.35
  1998                  29.40                              28.58
  1999                  20.08                              21.04
  2000                 -10.29                             - 9.10

-------
* The bar chart shows the effect on the Composite Annual Returns of Similar Accounts of the estimated annual expenses a Class A shareholder is expected to pay each year. The returns for the other classes of shares offered by the fund would differ because those classes do not have the same expenses. The bar chart does not reflect the effect of sales charges. If it did, the total returns shown would be lower.

TABLE: Composite Average Annual Total Returns of Private Accounts Managed with DSI Enhanced S&P 500 Strategy (adjusted to show the maximum sales load and estimated annual expenses of each class of shares) and Average Annual Total Returns of S&P 500 Index**

  DSI COMPOSITE AVERAGE
ANNUAL TOTAL
RETURNS OF SIMILAR
ACCOUNTS AS OF 12/31/00  CLASS A   CLASS B   CLASS C   CLASS Y   S&P 500 INDEX
-----------------------  -------   -------   -------   -------   -------------
One Year................ (12.98)%  (13.34)%  (11.23)%  (10.08)%     (9.10)%
Life (since 10/1/96)....  17.32%    17.56%    17.69%    18.45%       18.32%

-------
** The composite average annual total returns in the table reflects both maximum sales charges for the fund's Class A, B and C shares and the estimated annual expenses the shareholders of Class A, B, C and Y shares are expected to pay each year.

                                  -----------
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                              Prospectus Page 18

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                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund



                              Dividends and Taxes

-------------------------------------------------------------------------------


DIVIDENDS

The funds normally declare and pay dividends, if any, annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of the fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from the funds generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange a fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Each fund expects that its dividends will be comprised primarily of capital gain distributions. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. Each fund will tell you annually how you should treat its dividends for tax purposes.

                                  -----------
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                              Prospectus Page 19

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                              -------------------
PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund



                             Financial Highlights

-------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the life of each class. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).
This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose reports, along with funds' financial statements, are included in the funds' Annual Report to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647-1568.

                                             ENHANCED S&P 500 FUND
                          -----------------------------------------------------------------------
                           FOR THE PERIOD APRIL 26, 2000+ THROUGH SEPTEMBER 30, 2000
                          -----------------------------------------------------------------------
                            CLASS A          CLASS B          CLASS C          CLASS Y
                          -------------    -------------    -------------    -------------
Net asset value,
 beginning of period....        $10.00           $10.00           $10.00           $10.00
                          ------------     ------------     ------------     ------------
Net investment income
 (loss).................          0.01            (0.01)           (0.01)            0.01
Net realized and
 unrealized losses from
 investments............         (0.32)           (0.31)           (0.31)           (0.30)
                          ------------     ------------     ------------     ------------
Net decrease from
 investment operations..         (0.31)           (0.32)           (0.32)           (0.29)
                          ------------     ------------     ------------     ------------
Net asset value, end of
 period.................  $       9.69           $ 9.68           $ 9.68           $ 9.71
                          ============     ============     ============     ============
Total investment
 return(1)..............         (3.10)%          (3.20)%          (3.20)%          (2.90)%
                          ============     ============     ============     ============
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........        $8,197           $7,735           $3,954     $        615
Expenses to average net
 assets, net of waivers
 from adviser...........          0.98%*           1.38%*           1.38%*           0.73%*
Expenses to average net
 assets, before waivers
 from adviser...........          4.29%*           4.88%*           4.88%*           4.23%*
Net investment income
 (loss) to average net
 assets,
 net of waivers from
 adviser................          0.24%*          (0.20)%*         (0.21)%*          0.41%*
Net investment loss to
 average net assets,
 before waivers from
 adviser................         (3.05)%*         (3.70)%*         (3.71)%*         (3.09)%*
Portfolio turnover......            74%              74%              74%              74%

-------
*Annualized
+Commencement of operations.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable date, and a sale at net asset value on the last day of the period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return has not been annualized.


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                              Prospectus Page 20

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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund

                                            ENHANCED NASDAQ-100 FUND
                          -------------------------------------------------------------------
                           FOR THE PERIOD APRIL 26, 2000+ THROUGH SEPTEMBER 30, 2000
                          -------------------------------------------------------------------
                            CLASS A         CLASS B         CLASS C         CLASS Y
                          -------------   -------------   -------------   -------------
Net asset value,
 beginning of period....  $      10.00    $      10.00    $      10.00         $ 10.00
                          ------------    ------------    ------------    ------------
Net investment loss.....         (0.04)          (0.06)          (0.06)          (0.03)
Net realized and
 unrealized losses from
 investments............         (0.13)          (0.14)          (0.14)          (0.13)
                          ------------    ------------    ------------    ------------
Net decrease from
 investment operations..         (0.17)          (0.20)          (0.20)          (0.16)
                          ------------    ------------    ------------    ------------
Net asset value, end of
 period.................  $       9.83    $       9.80    $       9.80    $       9.84
                          ============    ============    ============    ============
Total investment
 return(1)..............         (1.70)%         (2.00)%         (2.00)%         (1.60)%
                          ============    ============    ============    ============
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........       $25,301         $37,714         $24,012    $1,740
Expenses to average net
 assets, net of waivers
 from adviser...........          1.28%*          2.03%*          2.03%*          1.03%*
Expenses to average net
 assets, before waivers
 from adviser...........          2.07%*          2.82%*          2.82%*          2.02%*
Net investment loss to
 average net assets,
 net of waivers from
 adviser................         (1.25)%*        (2.00)%*        (2.00)%*        (1.00)%*
Net investment loss to
 average net assets,
 before waivers from
 adviser................         (2.04)%*        (2.79)%*        (2.79)%*        (1.99)%*
Portfolio turnover......             5%              5%              5%              5%

-------
*Annualized
+Commencement of operations.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable date, and a sale at net asset value on the last day of the period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return has not been annualized.


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                              Prospectus Page 21

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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund



                                   Appendix

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX. Enhanced S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Mitchell Hutchins or the fund is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, which is determined, composed, and calculated by S&P without regard to Mitchell Hutchins or the fund. S&P has no obligation to take the needs of Mitchell Hutchins or the shareholders of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the timing of the issuance or sale of the fund's shares or the determination or calculation of the equation by which shares of the fund are priced or converted into cash. S&P has no obligation or liability in connection with the administration of the fund or the marketing or sale of the fund's shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ADDITIONAL INFORMATION CONCERNING THE NASDAQ-100 INDEX. Enhanced Nasdaq-100 Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the fund. The Corporations make no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to the fund or Mitchell Hutchins is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to the fund or Mitchell Hutchins. Nasdaq has no obligation to take the needs of Mitchell Hutchins or the shareholders of the fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the timing of the issuance or sale of the fund's shares or the determination or calculation of the equation by which shares of the fund are priced or converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the fund's shares.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY MITCHELL HUTCHINS, THE SHAREHOLDERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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                              Prospectus Page 22

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PaineWebber Enhanced S&P 500 Fund          PaineWebber Enhanced Nasdaq-100 Fund


TICKER SYMBOL:           Enhanced S&P 500 Fund Class:    A: None
                                                         B: None
                                                         C: None
                                                         Y: None
                         Enhanced Nasdaq-100 Fund Class: A: PWNAX
                                                         B: PWNBX
                                                         C: PWNCX
                                                         Y: None

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get copies of reports and other information about the funds:

 . For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

 . Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov


Mitchell Hutchins Securities Trust
--PaineWebber Enhanced S&P 500 Fund
--PaineWebber Enhanced Nasdaq-100 Fund
Investment Company Act File No. 811-09745

(C) 2001 PaineWebber Incorporated. All rights reserved.

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